Earnings per share - summary of reconciliation of earnings used to calculate earnings per share (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Earnings per share [abstract]
Earnings attributable to owners of the parent	£ 4,492	£ 3,959
Coupon on perpetual hybrid bonds	(28)	(29)
Tax on coupon on perpetual hybrid bonds	7	7
Earnings	£ 4,471	£ 3,937